Governing bodies of the Company	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Governing bodies of the Company
35.	Governing bodies of the Company
The Management Board consists of the following members:

•	Bulent Altan, Co-CEO, Master of Science in Aerospace, Playa Vista, California

•	Mustafa Veziroglu, Co-CEO, Master of Business Administration, Monte Sereno, California, USA (since August 2022)

•	Stefan Berndt-von Bülow, CFO, graduate in business administration, Tutzing

•	Joachim Horwath, CTO, Dipl,-Ing, Gilching
The Supervisory Board consists of the following members:

•	Dr, Manfred Krischke, Chairman, CEO of Cloudeo AG

•	Peter Müller-Brühl, Deputy Chairman, COO of GreenCom Networks AG

•	Steve Geskos, member of the Supervisory Board, Managing Director Rose Park Advisors

•	Hans Königsmann, member of the Supervisory Board, Former vice president of flight reliability at SpaceX

•	Vincent Wobbe, member of the Supervisory Board, Head of Public Markets Investments Apeiron Investment Group